Document and Entity Information	Oct. 31, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	New Senior Investment Group Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36499
Entity Tax Identification Number	80-0912734
Entity Address, Address Line One	55 West 46th Street
Entity Address, Address Line Two	Suite 2204
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	822-3700
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001610114
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	SNR
Security Exchange Name	NYSE